Segmentation of key figures (Details 5) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Net sales to third parties	$ 13,158	$ 12,242	$ 25,852	$ 23,781
QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%
Net sales, change in %, cc	5.00%
YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			9.00%
Net sales, change in %, cc			5.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	$ 8,876	8,084	$ 17,274	15,602
Innovative Medicines | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%
Net sales, change in %, cc	8.00%
Innovative Medicines | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			11.00%
Net sales, change in %, cc			7.00%
Innovative Medicines | Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,433	3,074	$ 6,624	5,930
Innovative Medicines | Oncology [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%
Net sales, change in %, cc	10.00%
Innovative Medicines | Oncology [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			12.00%
Net sales, change in %, cc			8.00%
Innovative Medicines | Oncology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 416	506	$ 808	1,050
Innovative Medicines | Oncology [member] | Gleevec/Glivec [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(18.00%)
Net sales, change in %, cc	(20.00%)
Innovative Medicines | Oncology [member] | Gleevec/Glivec [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			(23.00%)
Net sales, change in %, cc			(26.00%)
Innovative Medicines | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 488	463	$ 954	874
Innovative Medicines | Oncology [member] | Tasigna [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%
Net sales, change in %, cc	4.00%
Innovative Medicines | Oncology [member] | Tasigna [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			9.00%
Net sales, change in %, cc			6.00%
Innovative Medicines | Oncology [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 399	404	$ 799	789
Innovative Medicines | Oncology [member] | Sandostatin [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)
Net sales, change in %, cc	(2.00%)
Innovative Medicines | Oncology [member] | Sandostatin [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			1.00%
Net sales, change in %, cc			(1.00%)
Innovative Medicines | Oncology [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 408	385	$ 783	729
Innovative Medicines | Oncology [member] | Afinitor/Votubia [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%
Net sales, change in %, cc	5.00%
Innovative Medicines | Oncology [member] | Afinitor/Votubia [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			7.00%
Net sales, change in %, cc			5.00%
Innovative Medicines | Oncology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 289	267	$ 550	514
Innovative Medicines | Oncology [member] | Exjade/Jadenu [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%
Net sales, change in %, cc	6.00%
Innovative Medicines | Oncology [member] | Exjade/Jadenu [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			7.00%
Net sales, change in %, cc			4.00%
Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 284	216	$ 551	403
Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	31.00%
Net sales, change in %, cc	28.00%
Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			37.00%
Net sales, change in %, cc			31.00%
Innovative Medicines | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 292	210	$ 549	385
Innovative Medicines | Oncology [member] | Promacta/Revolade [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	39.00%
Net sales, change in %, cc	38.00%
Innovative Medicines | Oncology [member] | Promacta/Revolade [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			43.00%
Net sales, change in %, cc			39.00%
Innovative Medicines | Oncology [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 219	204	$ 433	382
Innovative Medicines | Oncology [member] | Votrient [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%
Net sales, change in %, cc	6.00%
Innovative Medicines | Oncology [member] | Votrient [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			13.00%
Net sales, change in %, cc			10.00%
Innovative Medicines | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 239	186	$ 473	348
Innovative Medicines | Oncology [member] | Jakavi [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	28.00%
Net sales, change in %, cc	24.00%
Innovative Medicines | Oncology [member] | Jakavi [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			36.00%
Net sales, change in %, cc			27.00%
Innovative Medicines | Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 59	8	$ 103	15
Innovative Medicines | Oncology [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties	24	0	30	0
Innovative Medicines | Oncology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties	16	0	28	0
Innovative Medicines | Oncology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 300	225	$ 563	441
Innovative Medicines | Oncology [member] | Other [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	33.00%
Net sales, change in %, cc	31.00%
Innovative Medicines | Oncology [member] | Other [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			28.00%
Net sales, change in %, cc			22.00%
Innovative Medicines | Pharmaceutical [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 5,443	5,010	$ 10,650	9,672
Innovative Medicines | Pharmaceutical [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%
Net sales, change in %, cc	6.00%
Innovative Medicines | Pharmaceutical [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			10.00%
Net sales, change in %, cc			6.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,180	1,186	$ 2,337	2,333
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)
Net sales, change in %, cc	(3.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			0.00%
Net sales, change in %, cc			(4.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 515	477	$ 1,035	922
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%
Net sales, change in %, cc	4.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			12.00%
Net sales, change in %, cc			5.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 134	142	$ 258	290
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(6.00%)
Net sales, change in %, cc	(7.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			(11.00%)
Net sales, change in %, cc			(14.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Topical Olopatadine Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 58	76	$ 154	176
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Topical Olopatadine Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(24.00%)
Net sales, change in %, cc	(25.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Topical Olopatadine Group [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			(13.00%)
Net sales, change in %, cc			(15.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 473	491	$ 890	945
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Other [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)
Net sales, change in %, cc	(4.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Other [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			(6.00%)
Net sales, change in %, cc			(8.00%)
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 833	589	$ 1,539	1,081
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	41.00%
Net sales, change in %, cc	39.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			42.00%
Net sales, change in %, cc			38.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 701	490	$ 1,281	900
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	43.00%
Net sales, change in %, cc	40.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			42.00%
Net sales, change in %, cc			38.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 132	98	$ 258	180
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	35.00%
Net sales, change in %, cc	34.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			43.00%
Net sales, change in %, cc			40.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 0	1	$ 0	1
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Other [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(100.00%)
Net sales, change in %, cc	(100.00%)
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Other [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			(100.00%)
Net sales, change in %, cc			(100.00%)
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 889	864	$ 1,730	1,610
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%
Net sales, change in %, cc	1.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			7.00%
Net sales, change in %, cc			4.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 866	837	$ 1,687	1,559
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%
Net sales, change in %, cc	1.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			8.00%
Net sales, change in %, cc			5.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 23	27	$ 43	51
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Other [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(15.00%)
Net sales, change in %, cc	(21.00%)
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Other [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			(16.00%)
Net sales, change in %, cc			(21.00%)
Innovative Medicines | Pharmaceutical [member] | Respiratory [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 449	393	$ 882	757
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	14.00%
Net sales, change in %, cc	9.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			17.00%
Net sales, change in %, cc			8.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 261	226	$ 516	428
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%
Net sales, change in %, cc	12.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			21.00%
Net sales, change in %, cc			13.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 6	4	$ 13	11
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Other [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	50.00%
Net sales, change in %, cc	30.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Other [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			18.00%
Net sales, change in %, cc			6.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 182	163	$ 353	318
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%
Net sales, change in %, cc	6.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			11.00%
Net sales, change in %, cc			2.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Ultibro Breezhaler [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 116	99	$ 222	190
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Ultibro Breezhaler [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	17.00%
Net sales, change in %, cc	11.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Ultibro Breezhaler [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			17.00%
Net sales, change in %, cc			7.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Seebri Breezhaler [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 39	36	$ 77	72
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Seebri Breezhaler [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%
Net sales, change in %, cc	2.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Seebri Breezhaler [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			7.00%
Net sales, change in %, cc			(1.00%)
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Onbrez Breezhaler [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 27	28	$ 54	56
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Onbrez Breezhaler [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)
Net sales, change in %, cc	(6.00%)
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Onbrez Breezhaler [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			(4.00%)
Net sales, change in %, cc			(9.00%)
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 245	113	$ 449	201
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	117.00%
Net sales, change in %, cc	111.00%
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			123.00%
Net sales, change in %, cc			116.00%
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 239	110	$ 439	194
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | Entresto [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	117.00%
Net sales, change in %, cc	113.00%
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | Entresto [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			126.00%
Net sales, change in %, cc			119.00%
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 6	3	$ 10	7
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | Other [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	100.00%
Net sales, change in %, cc	52.00%
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | Other [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			43.00%
Net sales, change in %, cc			38.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,847	1,865	$ 3,713	3,690
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)
Net sales, change in %, cc	(2.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			1.00%
Net sales, change in %, cc			(3.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 120	123	$ 235	238
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)
Net sales, change in %, cc	(6.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			(1.00%)
Net sales, change in %, cc			(6.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 115	100	$ 224	191
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%
Net sales, change in %, cc	12.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			17.00%
Net sales, change in %, cc			12.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 332	310	$ 650	596
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%
Net sales, change in %, cc	7.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			9.00%
Net sales, change in %, cc			6.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 250	239	$ 498	467
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%
Net sales, change in %, cc	2.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			7.00%
Net sales, change in %, cc			1.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 244	240	$ 509	482
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%
Net sales, change in %, cc	0.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			6.00%
Net sales, change in %, cc			2.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 114	109	$ 229	228
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%
Net sales, change in %, cc	4.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			0.00%
Net sales, change in %, cc			(3.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 672	$ 744	$ 1,368	$ 1,488
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Other [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(10.00%)
Net sales, change in %, cc	(11.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Other [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			(8.00%)
Net sales, change in %, cc			(11.00%)